SCHEDULE OF FAIR VALUE ON A RECURRING BASIS (Details)	Mar. 31, 2024 USD ($)
Assets:
Short-term/long-term deposits	$ 610,360
Fair Value, Inputs, Level 1 [Member]
Assets:
Short-term/long-term deposits	610,360
Fair Value, Inputs, Level 2 [Member]
Assets:
Short-term/long-term deposits
Fair Value, Inputs, Level 3 [Member]
Assets:
Short-term/long-term deposits